Schedule of Disaggregation of Interest Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt discount amortization	$ 1,017,000	$ 291,981
Debt issuance cost amortization	843,000	242,073
Interest expense, net	$ 1,860,000	$ 534,054